Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Pilgrim’s Food Masters 2023 [Member] | Severance [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve	$ 6,142
Restructuring charges incurred	25,619
Cash payments and disposals	(28,363)
Currency translation	253
Liability reserve	3,651
Pilgrim’s Food Masters 2023 [Member] | Asset Impairment [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve	2,391
Restructuring charges incurred	4,058
Cash payments and disposals	(6,894)
Currency translation	445
Liability reserve
Pilgrim’s Food Masters 2022 [Member] | Contracts Termination [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve	922
Restructuring charges incurred	1,109
Cash payments and disposals	(707)
Currency translation	273
Liability reserve	1,597
Pilgrim’s Food Masters 2022 [Member] | Inventory adjustments [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve	616
Restructuring charges incurred	1,212
Cash payments and disposals	(1,498)
Currency translation	29
Liability reserve	359
Pilgrim’s Food Masters 2022 [Member] | Other charges [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve	6,526
Restructuring charges incurred	8,046
Cash payments and disposals	(10,087)
Currency translation	(411)
Liability reserve	4,074
Employee retention benefits [Member] | Pilgrim’s Pride Ltd. [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve
Restructuring charges incurred	2,799
Cash payments and disposals	(2,318)
Currency translation	76
Liability reserve	557
Moy Park [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve	16,597
Restructuring charges incurred	44,338
Cash payments and disposals	(51,362)
Currency translation	665
Liability reserve	10,238
Moy Park [Member] | Other employee costs [Member]
Expenses by Nature (Details) - Schedule of Asset Impairments is Reported in Property, Plant and Equipment [Line Items]
Liability reserve
Restructuring charges incurred	1,495
Cash payments and disposals	(1,495)
Currency translation
Liability reserve